FT Confluence BDC & Specialty Finance Income ETF Expense Example, No Redemption - FT Confluence BDC & Specialty Finance Income ETF - FT Confluence BDC & Specialty Finance Income ETF	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 1,198
Expense Example, No Redemption, 3 Years	3,332
Expense Example, No Redemption, 5 Years	5,161
Expense Example, No Redemption, 10 Years	$ 8,668